Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of cash flows [abstract]
Profit before tax	[1]	$ 30,348		$ 17,058	[2]	$ 18,906
Adjustments for non-cash items:
Depreciation, amortisation and impairment		3,466		3,850	[2]	4,286
Net loss/(gain) from investing activities		1,213		11	[2]	(647)
Share of profit in associates and joint ventures	[1]	(2,807)		(2,723)	[2]	(3,046)
Impairment of interest in associate		3,000		0		0
(Gain)/loss on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		(1,775)		2,554	[2]	0
Change in expected credit losses gross of recoveries and other credit impairment charges		3,717		3,898	[2]	(519)
Provisions including pensions		266		638	[2]	1,063
Share-based payment expense		482		400	[2]	467
Other non-cash items included in profit before tax		(4,299)		(774)	[2]	510
– elimination of exchange differences	[3]	(10,678)		48,718	[2]	18,937
Change in net trading securities and derivatives		(63,247)		20,166	[2]	(9,226)
Change in loans and advances to banks and customers		(14,145)		31,649	[2]	(11,014)
Change in reverse repurchase agreements – non-trading		(2,095)		(23,405)	[2]	552
Change in financial assets designated and otherwise mandatorily measured at fair value		(9,994)		14,164	[2]	(4,254)
Change in other assets		(10,254)		(12,858)	[2]	19,899
Change in deposits by banks and customer accounts		45,021		(91,194)	[2]	95,703
Change in repurchase agreements – non-trading		43,366		4,344	[2]	14,769
Change in debt securities in issue		11,945		12,518	[2]	(16,936)
Change in financial liabilities designated at fair value		10,097		(13,654)	[2]	(11,425)
Change in other liabilities		8,742		6,021	[2]	(10,935)
Dividends received from associates		1,067		944	[2]	808
Contributions paid to defined benefit plans		(208)		(194)	[2]	(509)
Tax paid		(4,117)		(2,776)	[2]	(3,077)
Net cash from operating activities		39,111		19,355	[2]	104,312
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(563,561)		(511,097)	[2]	(493,042)
Proceeds from the sale and maturity of financial investments	[4]	504,174		492,624	[2]	521,190
Net cash flows from the purchase and sale of property, plant and equipment		(1,145)		(1,284)	[2]	(1,086)
Net cash flows from disposal of loan portfolio and customer accounts		623		(3,530)	[2]	3,059
Net investment in intangible assets		(2,550)		(3,125)	[2]	(2,479)
Net cash flow from capital contribution, acquisition and disposal of subsidiaries	[5]	(453)		(989)	[2]	(106)
Net cash from investing activities		(62,912)		(27,401)	[2]	27,536
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		1,996		0	[2]	1,996
Cancellation of shares		(5,812)		(2,285)	[2]	(707)
Net sales/(purchases) of own shares for market-making and investment purposes		(614)		(91)	[2]	(1,386)
Net cash flow from change in stake of subsidiaries		(19)		(197)	[2]	0
Redemption of preference shares and other equity instruments		(4,003)		(2,266)	[2]	(3,450)
Subordinated loan capital issued		5,237		7,300	[2]	0
Subordinated loan capital repaid	[6]	(2,147)		(1,777)	[2]	(864)
Dividends paid to shareholders of the parent company and non-controlling interests		(12,196)		(6,970)	[2]	(6,383)
Net cash from financing activities		(17,558)		(6,286)	[2]	(10,794)
Net increase/(decrease) in cash and cash equivalents		(41,359)		(14,332)	[2]	121,054
Cash and cash equivalents at 1 Jan		521,671	[2],[7]	574,032	[2],[7]	468,323
Exchange differences in respect of cash and cash equivalents		10,621		(38,029)	[2]	(15,345)
Cash and cash equivalents at 31 Dec	[7]	490,933		521,671	[2]	574,032	[2]
Cash and cash equivalents comprise:
– cash and balances at central banks	[8]	285,868		327,002	[2]	403,018
– items in the course of collection from other banks	[8]	6,342		7,297	[2]	4,136
– loans and advances to banks of one month or less		76,620		72,295	[2]	55,705
– reverse repurchase agreements with banks of one month or less		64,341		68,682	[2]	76,658
– treasury bills, other bills and certificates of deposit less than three months		33,303		26,727	[2]	28,488
– cash collateral and net settlement accounts		15,819		19,445	[2]	11,241
– cash and cash equivalents held for sale	[9]	15,935		8,087	[2]	0
– less: items in the course of transmission to other banks	[8]	(7,295)		(7,864)	[2]	(5,214)
Total cash and cash equivalents	[7]	$ 490,933		$ 521,671	[2]	$ 574,032	[2]

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[4]	Post adoption of IFRS 17 ‘Insurance Contracts’, certain assets have been reclassified from ‘Investing activities’ to ‘Operating activities’. The comparative data have not been re-presented.
[5]	The ‘Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures’ includes $1.2bn of net cash inflows from the acquisition of Silicon Valley Bank UK Limited in March 2023.

[6]	Subordinated liabilities changes during the year are attributable to repayments of $(2.1)bn (2022: $(1.8)bn; 2021: $(0.9)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $0.6bn (2022: $(1.1)bn; 2021: $(0.3)bn) and fair value gains/(losses) of $0.8bn
(2022: $(3.1)bn; 2021: $(1.0)bn).

[7]	At 31 December 2023, $61.8bn (2022: $59.3bn; 2021: $33.6bn) was not available for use by HSBC due to a range of restrictions, including currency exchange and other restrictions.
[8]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[9]	Includes $5.6bn (2022: $6.5bn) of cash and balances at central banks, $0.2bn (2022: $1.3bn) of reverse repurchase agreements with banks of one month or less, $10.5bn (2022: $0.2bn) of loans and advances to banks of one month or less and items in the course of transmission to other banks
$(0.4)bn (2022: $(0.2)bn).